Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

September 16, 2011	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Series Trust (File Nos. 33-65632; 811-7840)

Ladies and Gentlemen:

We are filing today, through EDGAR, under Rule 485(a)(2) under the Securities Act of 1933, as amended, and Section 8(b) of the Investment Company Act, as amended, Post-Effective Amendment No. 56 to the Registration Statement of Schroder Series Trust.  The Amendment is being filed to reflect the addition of Schroder Absolute Return EMD and Currency Fund, a series of the Trust.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (415) 315-6366.

Regards,

/s/ COLLEEN B. MEYER

Colleen B. Meyer